Long-term and short-term loans issued - Movement in provision for impairment (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2017 RUB (₽)
Loans issued
Disclosure of detailed information about financial instruments
Beginning balance	₽ (116)
(Charge)/reversal for the year	(219)
Utilisation	14
Ending balance	(321)
Installment card loans
Disclosure of detailed information about financial instruments
(Charge)/reversal for the year	(222)
Ending balance	(222)
Loans to legal entities
Disclosure of detailed information about financial instruments
Beginning balance	(113)
(Charge)/reversal for the year	3
Utilisation	14
Ending balance	(96)
Loans to financial institutions
Disclosure of detailed information about financial instruments
Beginning balance	(3)
Ending balance	₽ (3)